Taxes - Components of deferred tax assets (Details) - USD ($)	Mar. 31, 2020	Sep. 30, 2019
Taxes
Net operating loss carryforwards	$ 181,681	$ 142,395
Valuation allowance	(181,681)	(142,395)
Total	$ 0	$ 0